Parent only Financial Statements	12 Months Ended
Jun. 30, 2024
Parent only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

21 - PARENT ONLY FINANCIAL STATEMENTS

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and the subsidiaries profit as “Loss from investment in subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Income (loss).

Condensed balance sheets of the parent company

	As of June 30,
	2024	2023
ASSETS
Current assets
Cash and cash equivalents	$1,398,720	$—
Prepaid expenses and other current assets, net	—	—
Total current assets	1,398,720	—

Investments in subsidiaries, VIEs and VIEs’ subsidiaries	9,686,396	54,925,945
Due from subsidiaries, VIEs and VIEs’ subsidiaries	16,200,789	14,897,377
Other non-current assets, net	—	19,700,000
Total non-current assets	25,887,185	89,523,322
Total assets	$27,285,905	$89,523,322

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Due to subsidiaries, VIEs and VIEs’ subsidiaries	$1,981,816	$810,362
Total current liabilities	1,981,816	810,362
Total non-current liabilities	—	—
Total liabilities	1,981,816	810,362

Shareholders’ equity
Class A ordinary shares $0.0001 per share; 400,000,000 shares authorized, 13,297,734 and 10,019,844 shares issued and outstanding as of June 30, 2024 and 2023, respectively) (1)(2)	1,330	1,002

Class B ordinary shares (par value $$0.0001 per share; 460,000,000 shares authorized, 5,957,690 and 9,235,580 shares issued and outstanding as of June 30, 2024 and 2023, respectively) (1)(2)	596	924

Additional paid-in capital	133,091,187	116,398,052
Statutory reserve	1,117,828	1,117,828
Accumulated deficit	(106,197,907)	(24,343,274)
Accumulated other comprehensive loss	(2,708,945)	(4,461,572)
Total shareholders’ equity attributable to controlling interest	25,304,089	88,712,960
Total liabilities, mezzanine equity and shareholders’ equity	$27,285,905	$89,523,322

(1)	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.

(2)	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.

Condensed statement of comprehensive loss

	For the year ended June 30,
	2024	2023
Operating expenses
General and administrative expenses	$(21,109,992)	$(11,341,062)
Total operating expenses	(21,109,992)	(11,341,062)
Loss from operations	(21,109,992)	(11,341,062)

Gain (loss) from investment in subsidiaries	(60,744,641)	5,607,544
Net loss from continuing operations attributable to controlling interest	(81,854,633)	(5,733,518)
Net income from discontinued operations attributable to controlling interest	—	520,000
Net loss from continuing operations attributable to ordinary shareholders	(81,854,633)	(5,733,518)
Net income from discontinued operations attributable to ordinary shareholders	—	520,000

Net loss	(81,854,633)	(5,213,518)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,752,627	(4,461,572)
Total comprehensive loss	(80,102,006)	(9,675,090)
Comprehensive loss attributable to ordinary shareholders	$(80,102,006)	$(9,675,090)

Condensed statement of cash flows

	For the year ended June 30,
	2024	2023
Net cash used in operating activities	$(1,354,873)	$—
Net cash used in investing activities	$—	$—
Net cash provided by financing activities	$2,753,593	$—
Net increase in cash, cash equivalents and restricted cash	$1,398,720	$—
Cash, cash equivalents and restricted cash at beginning of the year	$—	$—
Cash, cash equivalents and restricted cash at end of the year	$1,398,720	$—